Owners' Capital (Predecessor) (Tables) (Predecessor)	4 Months Ended
Jul. 28, 2013
Predecessor
Owners' capital
Schedule of ship owning entities
Ship-owning entity	Date of incorporation
Cetus Transport Ltd.	March 17, 2004
Lyra Gas Transport Ltd.	January 30, 2005
Cepheus Transport Ltd.	January 27, 2004
Orion Tankers Limited	October 26,2005